Organization (Tables)	6 Months Ended
Jun. 30, 2026
Organization [Abstract]
Schedule of Principal Subsidiaries

As of the date of this report, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Subsidiaries:
Namibox Limited (“Namibox HK”)	August, 2015	Hong Kong	100% owned by Jinxin Technology Holding Company	Investment holding
Shanghai Mihe Information Technology Co., Ltd. (“Shanghai Mihe”)	November, 2015	PRC	100% owned by Namibox HK	Investment holding
Variable Interest Entities (the “VIEs”)
Shanghai Jinxin Network Technology Co., Ltd. (“Shanghai Jinxin”)	April, 2014	PRC	Contractual arrangements	Provision of digital textbook subscription services
Held directly by Shanghai Jinxing
Zhongjiao Enshi Education Technology (Shanghai) Co., Ltd. (“Zhongjiao Enshi”)	June, 2019	PRC	52% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Shanghai Pindu Education Technology Co., Ltd. (“Shanghai Pindu”)	October, 2020	PRC	100% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Shanghai Mouding Education Technology Co., Ltd. (“Shanghai Mouding”)	May, 2021	PRC	100% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Shanghai Jingche Network Technology Co., Ltd. (“Shanghai Jingche”)	October, 2022	PRC	100% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Hainan Aixin Education Technology Limited (“Hainan Aixin”)	January, 2025	PRC	51% owned by Shanghai Jinxin	Provision of digital textbook subscription services
Shanghai Shuzhi Rongchuang Network Technology Co., Ltd.	May, 2026	PRC	99% owned by Shanghai Jinxin	IT Technical Services
Shanghai Xinzhi Future Network Technology Co., Ltd.	May, 2026	PRC	99% owned by Shanghai Jinxin	IT Technical Services

Schedule of Comparative VIE Financials

Comparative VIE financials, are set forth below:

	December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
Current assets	103,022	117,260	17,282
Non-current assets:	60,718	55,197	8,135
Total assets	163,740	172,457	25,417
Current liabilities:	81,371	93,102	13,721
Non-current liabilities:	3,631	2,698	398
Total liabilities	85,002	95,800	14,119
Net asset	78,738	76,657	11,298

	For the six months ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Net loss	(10,227)	(2,080)	(307)
Net cash provided by operating activities	18,887	5,824	858
Net cash used in investing activities	(55,949)	(37,738)	(5,562)
Net cash provided by (used in) financing activities	490	(5,010)	(738)

Schedule of Quantitative Metrics of the VIE
	As of June 30, 2026
	Parent company	WFOE (“Shanghai Mihe”)	Subsidiaries	Shanghai Jinxin and its subsidiaries (the VIEs)	Elimination of intercompany balances	Consolidated Financials	Consolidated Financials	% of the Consolidated Financials
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	A	B	C	D	E	F=A+B+C+D+E		G=D/F

Cash and cash equivalents	6,474	368	900	18,305	—	26,047	3,839	70%
Other current assets	—	41	39	95,872	—	95,952	14,142	100%
Intercompany receivable from subsidiaries	178,368	12,071	5,730	—	(196,169)	—	—	N/A
Intercompany receivable from WFOE	55,865	—	18,497	3,083	(77,445)	—	—	N/A
Investment in WFOE	—	—	149,840	—	(149,840)	—	—	N/A
Investment in subsidiaries	1,822	—	—	—	(1,822)	—	—	N/A
Other non-current assets	10,002	—	—	55,197	—	65,199	9,609	85%
Total assets	252,531	12,480	175,006	172,457	(425,276)	187,198	27,590	92%
Other current liabilities	—	284	138	81,031	—	81,453	12,004	99%
Intercompany payables to parent company	8,801	35,589	178,367	12,071	(234,828)	—	—	N/A
Non-current liabilities	—	—	—	2,698	—	2,698	398	100%
Total liabilities	8,801	35,873	178,505	95,800	(234,828)	84,151	12,402	114%
Total shareholders’ equity (deficit)	243,730	(23,393)	(3,499)	76,657	(190,448)	103,047	15,188	74%
Total liabilities and shareholders’ equity (deficit)	252,531	12,480	175,006	172,457	(425,276)	187,198	27,590	92%

Revenues	—	1,732	17	140,346	—	142,095	20,942	99%
Gross (loss) profit	(187)	308	17	27,694	—	27,832	4,102	100%
Total operating expenses	8,605	1,300	1,050	31,378	—	42,333	6,239	74%
Net (loss) income	(7,547)	(927)	39	(2,081)	—	(10,516)	(1,548)	20%
Total comprehensive (loss) income	(15,404)	(927)	5,008	(2,081)	—	(13,404)	(1,974)	16%

Net cash provided by (used in) operating activities	7,293	(7,628)	(8,230)	5,824	—	(2,741)	(404)	(212)%
Net cash provided by (used in) investing activities	—	10,104	—	(37,738)	—	(27,634)	(4,074)	137%
Net cash provided by (used in) financing activities	50	(1,019)	919	(5,010)	—	(5,060)	(745)	99%
Effect of Exchange rate on cash	(8,418)	(2,243)	7,874	—	—	(2,787)	(411)	0%
	As of June 30, 2025
	Parent company	WFOE (“Shanghai Mihe”)	Subsidiaries	Shanghai Jinxin and its subsidiaries (the VIEs)	Elimination of intercompany balances	Consolidated Financials	% of the Consolidated Financials
	RMB	RMB	RMB	RMB	RMB	RMB
	A	B	C	D	E	F=A+B+C+D+E	G=D/F

Cash and cash equivalents	10,321	962	21,291	22,581	—	55,155	41%
Other current assets	—	178	6,068	101,315	(15,111)	92,450	110%
Intercompany receivable from subsidiaries	189,385	—	—	—	(189,385)	—	N/A
Intercompany receivable from WFOE	55,876	—	—	—	(55,876)	—	N/A
Investment in WFOE	—	—	157,599	—	(157,599)	—	N/A
Investment in subsidiaries	917	—	—	—	(917)	—	—
Other non-current assets	11,795	18	—	84,693	—	96,506	88%
Total assets	268,294	1,158	184,958	208,589	(418,888)	244,111	85%
Other current liabilities	9,256	6,226	111	88,057	(15,111)	88,539	99%
Intercompany payables to parent company	—	55,874	187,751	—	(243,625)	—	N/A
Non-current liabilities	—	—	—	3,407	—	3,407	100%
Total liabilities	9,256	62,100	187,862	91,464	(258,736)	91,946	99%
Total shareholders’ equity (deficit)	259,038	(60,942)	(2,904)	117,125	(160,152)	152,165	77%
Total liabilities and shareholders’ equity (deficit)	268,294	1,158	184,958	208,589	(418,888)	244,111	85%

Revenues	—	942	185	207,375	—	208,502	99%
Gross (loss) profit	(298)	175	184	30,912	—	30,973	100%
Total operating expenses	5,877	1,968	1,752	45,282	—	54,879	83%
Net loss	(7,781)	(1,653)	(1,415)	(10,227)	—	(21,076)	49%
Total comprehensive (loss) income	(8,155)	(1,653)	44	(10,227)	—	(19,991)	51%

Net cash provided by (used in) operating activities	(2,856)	284	(748)	18,887	(1,350)	14,217	133%
Net cash provided by (used in) investing activities	(917)	—	—	(55,949)	917	(55,949)	100%
Net cash provided by financing activities	3,041	—	917	490	(917)	3,531	14%
Effect of Exchange rate on cash	59	—	(639)	—	1,350	770	N/A